ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accumulated Other Comprehensive Income
Balance at beginning of the year	¥ 697,009
Balance at end of the year	(98,152)	$ (13,825)	¥ 697,009
Reclassifications out of accumulated other comprehensive income to net loss	0		0	¥ 0
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at beginning of the year	124,464		107,379	151,677
Balance at end of the year	119,169	$ 16,785	124,464	107,379
Foreign currency translation adjustments
Accumulated Other Comprehensive Income
Other comprehensive (loss)/income, net of tax	(5,295)		17,085	(44,298)
Other comprehensive income, tax	¥ 0		¥ 0	¥ 0